FAIR VALUE MEASUREMENTS - Significant Valuation Input Sensitivity (Details) $ in Thousands	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, Fair Value	$ 239,694	$ 163,489		$ 37,066
Loan, Held-for-Sale, Fair Value	389,032	395,922	$ 468,142	255,516	$ 245,890
Residual interest securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, Fair Value	38,308	34,506		11,952
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	100,000	88,497		55,860
Loan, Held-for-Sale, Fair Value	$ 389,032	$ 369,983		$ 255,516
Level 3 | Discount Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.129	0.129		0.129
Loans Held For Sale, measurement input	0.055	0.076		0.105
Level 3 | CPR
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.135	0.142		0.142
Loans Held For Sale, measurement input	0.131	0.137		0.163
Level 3 | CDR
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.007	0.007		0.011
Loans Held For Sale, measurement input	0.014	0.017		0.016
Level 3 | Servicing Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.003	0.002		0.001
Loans Held For Sale, measurement input		0
Level 3 | Loss Severity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input				0.502
Level 3 | Residual interest securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, Fair Value	$ 38,308	$ 34,506		$ 11,952
Level 3 | Residual interest securities | Discount Rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, measurement input	0.115	0.145		0.210
Level 3 | Residual interest securities | Discount Rate | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, measurement input	0.183	0.197		0.212
Level 3 | Residual interest securities | Discount Rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, measurement input	0.246	0.240		0.213
Level 3 | Residual interest securities | Discount Rate | -2%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, Fair Value	$ 780	$ 1,599
Marketable Securities, measurement input	0.039	0.046
Level 3 | Residual interest securities | Discount Rate | -1%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, Fair Value	$ 380	$ 699
Marketable Securities, measurement input	0.019	0.020
Level 3 | Residual interest securities | Discount Rate | +1%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, Fair Value	$ 360	$ 1,163
Marketable Securities, measurement input	(0.018)	(0.034)
Level 3 | Residual interest securities | Discount Rate | +2%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, Fair Value	$ 703	$ 2,124
Marketable Securities, measurement input	(0.035)	(0.062)
Level 3 | Residual interest securities | CPR | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, measurement input	0.162	0.152		0.136
Level 3 | Residual interest securities | CPR | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, measurement input	0.188	0.177		0.167
Level 3 | Residual interest securities | CPR | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, measurement input	0.208	0.201		0.300
Level 3 | Residual interest securities | CPR | -20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, Fair Value	$ 1,001	$ (3,824)
Marketable Securities, measurement input	0.050	(0.111)
Level 3 | Residual interest securities | CPR | -10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, Fair Value	$ 513	$ (2,065)
Marketable Securities, measurement input	0.026	(0.060)
Level 3 | Residual interest securities | CPR | +10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, Fair Value	$ 464	$ (1,912)
Marketable Securities, measurement input	(0.023)	0.055
Level 3 | Residual interest securities | CPR | +20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, Fair Value	$ 884	$ (4,160)
Marketable Securities, measurement input	(0.044)	0.121
Level 3 | Residual interest securities | CDR | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, measurement input	0	0.015		0.005
Level 3 | Residual interest securities | CDR | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, measurement input	0.012	0.016		0.013
Level 3 | Residual interest securities | CDR | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, measurement input	0.024	0.017		0.489
Level 3 | Residual interest securities | CDR | -20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, Fair Value	$ 274	$ 1,049
Marketable Securities, measurement input	0.014	0.030
Level 3 | Residual interest securities | CDR | -10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, Fair Value	$ 136	$ 424
Marketable Securities, measurement input	0.007	0.012
Level 3 | Residual interest securities | CDR | +10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, Fair Value	$ 135	$ 723
Marketable Securities, measurement input	(0.007)	(0.021)
Level 3 | Residual interest securities | CDR | +20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, Fair Value	$ 269	$ 1,263
Marketable Securities, measurement input	(0.014)	(0.037)
Level 3 | HELOC loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 98,120	$ 86,465		$ 53,645
Loan, Held-for-Sale, Fair Value	$ 323,184	$ 366,154		$ 244,670
Level 3 | HELOC loans | Discount Rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.130	0.130		0.120
Loans Held For Sale, measurement input	0.049	0.064		0.076
Level 3 | HELOC loans | Discount Rate | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.130	0.130		0.130
Loans Held For Sale, measurement input	0.065	0.076		0.106
Level 3 | HELOC loans | Discount Rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.130	0.130		0.140
Loans Held For Sale, measurement input	0.089	0.101		0.177
Level 3 | HELOC loans | Discount Rate | -2%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 5,920	$ 5,510
Servicing Assets, measurement Input	0.062	0.063
Loan, Held-for-Sale, Fair Value	$ 16,052	$ 7,804
Loans Held For Sale, measurement input	0.034	0.023
Level 3 | HELOC loans | Discount Rate | -1%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 2,874	$ 2,668
Servicing Assets, measurement Input	0.030	0.030
Loan, Held-for-Sale, Fair Value	$ 10,890	$ 6,025
Loans Held For Sale, measurement input	0.023	0.018
Level 3 | HELOC loans | Discount Rate | +1%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 2,702	$ 2,514
Servicing Assets, measurement Input	(0.028)	(0.029)
Loan, Held-for-Sale, Fair Value	$ 14,240	$ 10,088
Loans Held For Sale, measurement input	(0.030)	(0.030)
Level 3 | HELOC loans | Discount Rate | +2%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 5,261	$ 4,880
Servicing Assets, measurement Input	(0.055)	(0.055)
Loan, Held-for-Sale, Fair Value	$ 29,376	$ 21,523
Loans Held For Sale, measurement input	(0.062)	(0.064)
Level 3 | HELOC loans | CPR | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0	0.010		0.100
Loans Held For Sale, measurement input	0.026	0.013		0.004
Level 3 | HELOC loans | CPR | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.137	0.144		0.146
Loans Held For Sale, measurement input	0.156	0.136		0.160
Level 3 | HELOC loans | CPR | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.325	0.330		0.194
Loans Held For Sale, measurement input	0.396	0.324		0.210
Level 3 | HELOC loans | CPR | -20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 6,044	$ 5,642
Servicing Assets, measurement Input	0.063	0.064
Loan, Held-for-Sale, Fair Value	$ 815	$ 616
Loans Held For Sale, measurement input	0.002	0.002
Level 3 | HELOC loans | CPR | -10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 2,922	$ 2,721
Servicing Assets, measurement Input	0.031	0.031
Loan, Held-for-Sale, Fair Value	$ 488	$ 336
Loans Held For Sale, measurement input	0.001	0.001
Level 3 | HELOC loans | CPR | +10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 2,740	$ 2,540
Servicing Assets, measurement Input	(0.029)	(0.029)
Loan, Held-for-Sale, Fair Value	$ 544	$ 351
Loans Held For Sale, measurement input	(0.001)	(0.001)
Level 3 | HELOC loans | CPR | +20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 5,309	$ 4,924
Servicing Assets, measurement Input	(0.056)	(0.056)
Loan, Held-for-Sale, Fair Value	$ 1,245	$ 732
Loans Held For Sale, measurement input	(0.003)	(0.002)
Level 3 | HELOC loans | CDR | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0	0		0.003
Loans Held For Sale, measurement input	0	0.015		0.005
Level 3 | HELOC loans | CDR | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.008	0.007		0.011
Loans Held For Sale, measurement input	0.016	0.016		0.013
Level 3 | HELOC loans | CDR | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.049	0.044		0.023
Loans Held For Sale, measurement input	0.943	0.017		0.489
Level 3 | HELOC loans | CDR | -20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 0
Servicing Assets, measurement Input	0
Loan, Held-for-Sale, Fair Value	$ 1,599	$ 1,100
Loans Held For Sale, measurement input	0.003	0.003
Level 3 | HELOC loans | CDR | -10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 0
Servicing Assets, measurement Input	0
Loan, Held-for-Sale, Fair Value	$ 807	$ 560
Loans Held For Sale, measurement input	0.002	0.002
Level 3 | HELOC loans | CDR | +10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 0
Servicing Assets, measurement Input	0
Loan, Held-for-Sale, Fair Value	$ 819	$ 570
Loans Held For Sale, measurement input	(0.002)	(0.002)
Level 3 | HELOC loans | CDR | +20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 0
Servicing Assets, measurement Input	0
Loan, Held-for-Sale, Fair Value	$ 1,628	$ 1,100
Loans Held For Sale, measurement input	(0.004)	(0.003)
Level 3 | HELOC loans | Servicing Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.003	0.002		0.001
Level 3 | HELOC loans | Servicing Rate | -20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 8,002	$ 6,020
Servicing Assets, measurement Input	0.084	0.068
Level 3 | HELOC loans | Servicing Rate | -10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 4,001	$ 3,011
Servicing Assets, measurement Input	0.042	0.034
Level 3 | HELOC loans | Servicing Rate | +10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 4,001	$ 3,006
Servicing Assets, measurement Input	(0.042)	(0.034)
Level 3 | HELOC loans | Servicing Rate | +20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 8,002	$ 6,015
Servicing Assets, measurement Input	(0.084)	(0.068)
Level 3 | HELOC loans | Loss Severity | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0	0.166		0.396
Level 3 | HELOC loans | Loss Severity | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0.284	0.324		0.484
Level 3 | HELOC loans | Loss Severity | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0.976	0.442		0.581
Level 3 | Mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 1,880	$ 2,032		$ 2,215
Level 3 | Mortgage loans | Discount Rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.095	0.100		0.090
Level 3 | Mortgage loans | Discount Rate | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.103	0.108		0.100
Level 3 | Mortgage loans | Discount Rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.105	0.110		0.110
Level 3 | Mortgage loans | Discount Rate | -2%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 238	$ 202
Servicing Assets, measurement Input	0.126	0.099
Level 3 | Mortgage loans | Discount Rate | -1%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 114	$ 97
Servicing Assets, measurement Input	0.061	0.048
Level 3 | Mortgage loans | Discount Rate | +1%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 105	$ 89
Servicing Assets, measurement Input	(0.056)	(0.044)
Level 3 | Mortgage loans | Discount Rate | +2%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 202	$ 171
Servicing Assets, measurement Input	(0.108)	(0.084)
Level 3 | Mortgage loans | CPR | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.036	0.039		0.042
Level 3 | Mortgage loans | CPR | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.053	0.057		0.050
Level 3 | Mortgage loans | CPR | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.080	0.082		0.074
Level 3 | Mortgage loans | CPR | -20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 125	$ 114
Servicing Assets, measurement Input	0.067	0.056
Level 3 | Mortgage loans | CPR | -10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 61	$ 56
Servicing Assets, measurement Input	0.033	0.027
Level 3 | Mortgage loans | CPR | +10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 59	$ 53
Servicing Assets, measurement Input	(0.031)	(0.026)
Level 3 | Mortgage loans | CPR | +20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 115	$ 105
Servicing Assets, measurement Input	(0.061)	(0.051)
Level 3 | Mortgage loans | CDR | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0	0		0.001
Level 3 | Mortgage loans | CDR | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.004	0.002		0.002
Level 3 | Mortgage loans | CDR | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.011	0.010		0.005
Level 3 | Mortgage loans | Servicing Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0	0
Level 3 | Personal loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan, Held-for-Sale, Fair Value	$ 62,935
Level 3 | Personal loans | Discount Rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0.089
Level 3 | Personal loans | Discount Rate | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0.102
Level 3 | Personal loans | Discount Rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0.115
Level 3 | Personal loans | Discount Rate | -2%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan, Held-for-Sale, Fair Value	$ 62,297
Loans Held For Sale, measurement input	0.007
Level 3 | Personal loans | Discount Rate | -1%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan, Held-for-Sale, Fair Value	$ 62,155
Loans Held For Sale, measurement input	0.005
Level 3 | Personal loans | Discount Rate | +1%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan, Held-for-Sale, Fair Value	$ 61,446
Loans Held For Sale, measurement input	(0.007)
Level 3 | Personal loans | Discount Rate | +2%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan, Held-for-Sale, Fair Value	$ 61,042
Loans Held For Sale, measurement input	(0.013)
Level 3 | Personal loans | CPR | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0
Level 3 | Personal loans | CPR | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0
Level 3 | Personal loans | CPR | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0
Level 3 | Personal loans | CPR | -20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan, Held-for-Sale, Fair Value	$ 0
Loans Held For Sale, measurement input	0
Level 3 | Personal loans | CPR | -10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan, Held-for-Sale, Fair Value	$ 0
Loans Held For Sale, measurement input	0
Level 3 | Personal loans | CPR | +10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan, Held-for-Sale, Fair Value	$ 0
Loans Held For Sale, measurement input	0
Level 3 | Personal loans | CPR | +20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan, Held-for-Sale, Fair Value	$ 0
Loans Held For Sale, measurement input	0
Level 3 | Personal loans | CDR | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0
Level 3 | Personal loans | CDR | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0
Level 3 | Personal loans | CDR | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0
Level 3 | Personal loans | CDR | -20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan, Held-for-Sale, Fair Value	$ 0
Loans Held For Sale, measurement input	0
Level 3 | Personal loans | CDR | -10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan, Held-for-Sale, Fair Value	$ 0
Loans Held For Sale, measurement input	0
Level 3 | Personal loans | CDR | +10%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan, Held-for-Sale, Fair Value	$ 0
Loans Held For Sale, measurement input	0
Level 3 | Personal loans | CDR | +20%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan, Held-for-Sale, Fair Value	$ 0
Loans Held For Sale, measurement input	0
Level 3 | Personal loans | Loss Severity | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0
Level 3 | Personal loans | Loss Severity | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0
Level 3 | Personal loans | Loss Severity | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0